UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 August 11, 2004

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	72

Form13F Information Table Value Total:	225406

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      703    27500 SH       SOLE                                      27500
3M Company                     COM              88579y101     7296    81056 SH       SOLE                                      81056
Allstate Corp.                 COM              020002101     5562   119491 SH       SOLE                                     119491
Altria Group Inc               COM              02209s103      350     7000 SH       SOLE                                       7000
American Express Co.           COM              025816109     5351   104155 SH       SOLE                                     104155
American Intl. Group           COM              026874107     4320    60600 SH       SOLE                                      60600
Amgen Corp.                    COM              031162100     4106    75237 SH       SOLE                                      75237
Amsouth Bancorporation         COM              032165102     4126   162002 SH       SOLE                                     162002
Avon Products                  COM              054303102      221     4800 SH       SOLE                                       4800
BP Amoco PLC Spons ADR         COM              055622104     5299    98916 SH       SOLE                                      98916
Bank of America Corp.          COM              060505104     5803    68573 SH       SOLE                                      68573
Bard (C.R.), Inc.              COM              067383109     2000    35300 SH       SOLE                                      35300
Bell South Corp.               COM              079860102      683    26047 SH       SOLE                                      26047
Bristol Myers Squibb Co.       COM              110122108     1887    77015 SH       SOLE                                      77015
C D W Corporation              COM              12512n105     1873    29375 SH       SOLE                                      29375
CVS Corp.                      COM              126650100     3665    87217 SH       SOLE                                      87217
Caterpillar Inc.               COM              149123101      254     3200 SH       SOLE                                       3200
ChevronTexaco Corp.            COM              166764100     5848    62142 SH       SOLE                                      62142
Citigroup Inc.                 COM              172967101      531    11412 SH       SOLE                                      11412
Coca Cola Co.                  COM              191216100     4592    90960 SH       SOLE                                      90960
ConocoPhillips                 COM              20825c104     7253    95066 SH       SOLE                                      95066
Costco Wholesale Corp.         COM              22160k105     5668   137647 SH       SOLE                                     137647
DIRECTV Group                  COM              25459l106      424    24802 SH       SOLE                                      24802
Disney (Walt) Co.              COM              254687106     2367    92850 SH       SOLE                                      92850
Dow Jones & Co.                COM              260561105      230     5100 SH       SOLE                                       5100
DuPont                         COM              263534109      305     6874 SH       SOLE                                       6874
Emerson Electric Co.           COM              291011104     2054    32325 SH       SOLE                                      32325
Exxon Mobil Corp.              COM              30231G102     7143   160844 SH       SOLE                                     160844
Gannett Co. Inc.               COM              364730101     8360    98521 SH       SOLE                                      98521
General Electric Co.           COM              369604103    10189   314488 SH       SOLE                                     314488
Goldman Sachs Group            COM              38141g104      850     9025 SH       SOLE                                       9025
H. J. Heinz Co.                COM              423074103      597    15220 SH       SOLE                                      15220
Harrah's Entertainment Inc.    COM              413619107     1684    31125 SH       SOLE                                      31125
Hewlett Packard Co             COM              428236103     4343   205843 SH       SOLE                                     205843
Hilb Rogal & Hobbs Co.         COM              431294107      649    18200 SH       SOLE                                      18200
Home Depot Inc.                COM              437076102     6208   176368 SH       SOLE                                     176368
Int'l Business Machines Corp.  COM              459200101     5131    58211 SH       SOLE                                      58211
Intel Corp.                    COM              458140100     2033    73651 SH       SOLE                                      73651
Jameson Inns Inc               COM              470457102       22    10000 SH       SOLE                                      10000
Jefferson - Pilot              COM              475070108     1422    27998 SH       SOLE                                      27998
Johnson & Johnson              COM              478160104     8853   158942 SH       SOLE                                     158942
Kimberly - Clark               COM              494368103     4224    64117 SH       SOLE                                      64117
Kraft Foods Inc                COM              50075n104      410    12950 SH       SOLE                                      12950
Liberty Media Corp. New Com Se COM              530718105      598    66569 SH       SOLE                                      66569
Lowe's Cos.                    COM              548661107      272     5175 SH       SOLE                                       5175
Medco Health Solutions         COM              58405u102     4611   122956 SH       SOLE                                     122956
Media General Inc Cl A         COM              584404107      353     5500 SH       SOLE                                       5500
Medtronic, Inc.                COM              585055106     2364    48525 SH       SOLE                                      48525
Merck & Co. Inc.               COM              589331107     6956   146444 SH       SOLE                                     146444
Microsoft Corp.                COM              594918104     2427    84986 SH       SOLE                                      84986
Morgan Stanley                 COM              617446448     6017   114016 SH       SOLE                                     114016
Murphy Oil Corp.               COM              626717102     4515    61260 SH       SOLE                                      61260
Mylan Laboratories             COM              628530107     1114    55000 SH       SOLE                                      55000
Pepsico Inc.                   COM              713448108     1441    26748 SH       SOLE                                      26748
Pfizer, Inc.                   COM              717081103     5441   158726 SH       SOLE                                     158726
Procter & Gamble               COM              742718109     5559   102110 SH       SOLE                                     102110
Royal Dutch Petroleum NLG 1.25 COM              780257804      239     4627 SH       SOLE                                       4627
Schering-Plough                COM              806605101     1537    83182 SH       SOLE                                      83182
Schlumberger Ltd.              COM              806857108      697    10970 SH       SOLE                                      10970
Standard & Poor's Dep. Rcpts.  COM              78462f103      562     4903 SH       SOLE                                       4903
SunTrust Banks Inc.            COM              867914103     2276    35015 SH       SOLE                                      35015
TJX Companies Inc              COM              872540109     6584   272750 SH       SOLE                                     272750
Time Warner Inc.               COM              887317105     3548   201820 SH       SOLE                                     201820
U. S. Bancorp                  COM              902973304     2715    98500 SH       SOLE                                      98500
United Parcel Service Cl B     COM              911312106     6031    80230 SH       SOLE                                      80230
United Technologies Corp.      COM              913017109     4911    53684 SH       SOLE                                      53684
Verizon Communications         COM              92343v104      470    12981 SH       SOLE                                      12981
Wachovia Corporation           COM              929903102     3299    74143 SH       SOLE                                      74143
WellPoint Health Networks      COM              94973h108     1966    17555 SH       SOLE                                      17555
Wells Fargo & Co.              COM              949746101      817    14267 SH       SOLE                                      14267
Wendy's Intl                   COM              950590109     1962    56325 SH       SOLE                                      56325
Wyeth                          COM              983024100     1235    34150 SH       SOLE                                      34150